Intangible assets	12 Months Ended
Jun. 30, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets

Note 6. Intangible assets

The Company’s intangible assets consisted of the following:

	Estimated useful life	June 30, 2017	June 30, 2016
Patents	15 years	$135,291	$74,562
Customer relationships	14 years	81,773	—
Less: Accumulated amortization		(12,097)	(4,889)
Subtotal		204,967	69,673
Trademarks	—	1,560	1,560
Intangible assets, net		$206,527	$71,233

The Company recorded amortization expense of $7,208 and $3,339 for the year ended June 30, 2017 and 2016, respectively.

The following table outlines estimated future annual amortization expense for the next five years and thereafter:

June 30,
2018	$14,811
2019	14,811
2020	14,811
2021	14,811
2022	14,811
Thereafter	130,912
Total	$204,967